VOYA VARIABLE PORTFOLIOS, INC.

Voya Global Value Advantage Portfolio

(“Portfolio”)

Supplement dated November 21, 2014

to the Portfolio’s Class ADV, Class I, Class S, and Class S2

Statement of Additional Information (“SAI”)

dated May 1, 2014

Effective immediately, the footnote 2 with respect to the Portfolio on the cover of the SAI is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE